Document and Entity Information	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	STARWOOD REAL ESTATE INCOME TRUST, INC.
Entity Central Index Key	0001711929
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	000-56046
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	82-2023409
Entity Address, Address Line One	1601 Washington Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	695-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false